Long-Term Investments - Summary of Warrants Held (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Long Term Investments - warrants held [Line Items]
Long-term investments - warrants held	$ 124
Fair value adjustment on share purchase warrants held	6
Kutcho [member]
Long Term Investments - warrants held [Line Items]
Long-term investments - warrants held	124
Fair value adjustment on share purchase warrants held	$ (6)